ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 9:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2023	2022

Employees and payroll accruals	$13,410	$13,029
Accrued expenses	8,833	12,003
Advances from customers	2,413	1,998
Taxes payable	5,617	4,892
Warranty provision	1,154	1,239
Derivatives	-	942
Sales return provision	875	604
Operating lease liability short-term	23,932	22,741
Contingent consideration liability and other	660	1,329

	$56,894	$58,777